Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax for the years ended June 30, 2026, 2025 and 2024 consisted of the following:

	2026	2025	2024
Current income tax provision	$1,243,875	$-	$-
Deferred income tax provision	-	-	-
Total	$1,243,875	$-	$-

Schedule of Statutory EIT Rate and the Effective Tax

The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2026, 2025 and 2024, respectively:

	2026	2025	2024
Income (Loss) before income taxes	$2,201,652	$(5,634,218)	$(19,005,691)
Provision for income taxes at statutory tax rate in the PRC	550,413	(1,483,426)	(3,054,079)
Temporary difference not recognized as deferred tax assets	78,721	1,483,426	3,054,079
Write-off of prior-year income tax receivables	565,588	-	-
Effect of expense for which no income tax is deductible	49,153	-	-
Income tax expense	$1,243,875	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities as of June 30, 2026 and 2025 were as follows:

	2026	2025
Deferred tax assets
Contract liabilities	$78,721	74,696
Total deferred tax assets	78,721	74,696
Allowance for deferred tax assets	(78,721)	(74,696)
Deferred tax assets, net	-	-

Deferred tax liabilities
Business combinations	$-	397,423
Total deferred tax liabilities	-	397,423

Schedule of Taxes Payable	The Company’s taxes payable as of June 30, 2026 and 2025, consisted of the following:
	2026	2025
Income tax payable	$403,817	$-
Other tax payables	-	5,625
Total	$403,817	$5,625